CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - EUR (€) € in Thousands		Dec. 31, 2023	Dec. 31, 2022
Non-current convertible loans notes	[1]	€ (21,643)	€ 0
Current convertible loans notes	[1]	29,605	19,957
Oceane conversion option
Non-current convertible loans notes			(19,332)
Oceane conversion option | Increase (decrease) due to changes in accounting policy
Non-current convertible loans notes			19,332
Current convertible loans notes			€ 19,332
Heights convertible notes
Non-current convertible loans notes		(20,652)
Heights convertible notes | Increase (decrease) due to changes in accounting policy
Non-current convertible loans notes		20,652
Current convertible loans notes		€ 20,652

[1]	1In application of the Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current, and
Non-current Liabilities with Covenants, the non-current portion of the OCEANE bonds as of December 31, 2022, amounting to €19,332 thousand, and the non-current portion of the Heights convertible notes as of December 31, 2023, amounting to €20,652 thousand, were reclassified within the current liabilities (Convertible loan notes) as of December 31, 2022 and 2023 respectively (see Note 2).